LONG-TERM DEBT - Issued (Details) $ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2025 CAD ($)	Nov. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 CAD ($)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)
Medium Term Notes Due November 2055 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount	$ 850
Interest Rate	5.13%	5.13%
Medium Term Notes Due February 2035 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount						$ 1,000
Interest Rate						4.58%
Term Loan August 2024 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount								$ 1,242
Senior Unsecured Term Loan Due May 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount												$ 1,024
Senior Unsecured Notes Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount														$ 850
Interest Rate													6.20%	6.20%
Senior Unsecured Notes One Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount														$ 400
Medium Term Notes Due July 2030 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount													$ 1,250
Interest Rate													5.28%	5.28%
Medium Term Notes Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount													$ 600
Interest Rate													5.42%	5.42%
Medium Term Notes One Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount													$ 400
Senior Unsecured Notes Due November 2032 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount		$ 750
Interest Rate	5.00%	5.00%
Senior Unsecured Notes due October 2031 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount							$ 400
Interest Rate							5.10%
Senior Unsecured Notes Due January 2034 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount									$ 500
Interest Rate									5.68%
Senior Unsecured Notes Due August 2028 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount										$ 700
Interest Rate										6.04%
Senior Unsecured Notes Due August 2026 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount										$ 300
Interest Rate										6.06%
Unsecured Term Loan Due October 2028 | GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Amount			$ 205
Senior Unsecured Notes Due September 2031 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount				$ 250
Interest Rate				5.23%
Senior Unsecured Notes Due September 2035 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount				$ 350
Interest Rate				5.69%
Senior Unsecured Notes Due February 2035 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount					$ 550
Interest Rate					5.44%
Senior Unsecured Notes Due February 2055 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount					$ 450
Interest Rate					5.96%
Senior Unsecured Notes Due October 2054 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount							$ 400
Interest Rate							5.70%
Senior Unsecured Notes Due November 2033 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount										$ 1,500
Interest Rate										6.04%
Senior Unsecured Notes Due November 2053 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount										$ 1,250
Interest Rate										6.54%
Senior Unsecured Notes Due August 2030 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount										$ 750
Interest Rate										5.93%
Senior Unsecured Notes Due August 2043 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount										$ 600
Interest Rate										6.50%
Senior Unsecured Notes Due August 2063 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount										$ 500
Interest Rate										6.71%
Senior Unsecured Notes due June 2030 | GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Amount											$ 50
Interest Rate											4.92%
Senior Unsecured Term Loan Due January 2028 | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Amount															$ 1,800
Senior Unsecured Revolving Credit Facility Due January 2028 | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Amount															$ 500